Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalent [line items]
Short-term deposits, classified as cash equivalents	€ 63,027	€ 67,530
Cash	18,761	10,258
Total cash and cash equivalents	81,788	77,789	€ 136,001	€ 258,756
Term Accounts [Member]
Cash and cash equivalent [line items]
Short-term deposits, classified as cash equivalents	€ 63,027	€ 67,530